Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification (Details) - GBP (£)
£ in Millions
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 186,243	£ 166,244
Financial assets at fair value through the income statement	216,633	191,845
Derivative financial instruments	279,671	292,356
Financial assets at fair value through other comprehensive income	46,136	51,010
Trading portfolio liabilities	(67,802)	(56,182)
Financial liabilities designated at fair value	(315,762)	(279,777)
Derivative financial instruments	(265,289)	(279,331)
At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	186,243	166,244
Financial assets at fair value through the income statement	216,633	191,845
Derivative financial instruments	279,671	292,356
Financial assets at fair value through other comprehensive income	46,136	51,010
Investment property	42	9
Total assets	728,725	701,464
Trading portfolio liabilities	(67,802)	(56,182)
Financial liabilities designated at fair value	(315,762)	(279,777)
Derivative financial instruments	(265,289)	(279,331)
Total liabilities	(648,853)	(615,290)
Quoted market prices (Level 1) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	86,649	77,581
Financial assets at fair value through the income statement	7,634	3,463
Derivative financial instruments	108	101
Financial assets at fair value through other comprehensive income	16,589	19,021
Investment property	0	0
Total assets	110,980	100,166
Trading portfolio liabilities	(38,150)	(27,033)
Financial liabilities designated at fair value	(1,576)	(181)
Derivative financial instruments	(93)	(86)
Total liabilities	(39,819)	(27,300)
Observable inputs (Level 2) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	89,715	78,548
Financial assets at fair value through the income statement	202,612	182,391
Derivative financial instruments	277,580	290,182
Financial assets at fair value through other comprehensive income	26,403	28,315
Investment property	0	0
Total assets	596,310	579,436
Trading portfolio liabilities	(29,228)	(28,754)
Financial liabilities designated at fair value	(311,355)	(276,355)
Derivative financial instruments	(262,335)	(276,064)
Total liabilities	(602,918)	(581,173)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	9,879	10,115
Financial assets at fair value through the income statement	6,387	5,991
Derivative financial instruments	1,983	2,073
Financial assets at fair value through other comprehensive income	3,144	3,674
Investment property	42	9
Total assets	21,435	21,862
Trading portfolio liabilities	(424)	(395)
Financial liabilities designated at fair value	(2,831)	(3,241)
Derivative financial instruments	(2,861)	(3,181)
Total liabilities	(6,116)	(6,817)
Significant unobservable inputs (Level 3) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	9,879	10,115
Financial assets at fair value through the income statement	6,387	5,991
Derivative financial instruments	1,983	2,073
Financial assets at fair value through other comprehensive income	3,144	3,674
Investment property	42	9
Total assets	21,435	21,862
Trading portfolio liabilities	(424)	(395)
Financial liabilities designated at fair value	(2,831)	(3,241)
Derivative financial instruments	(2,861)	(3,181)
Total liabilities	£ (6,116)	£ (6,817)